UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Kayne Anderson Renewable Infrastructure Fund
Class I | KARIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$33,230,084
Number of Holdings	35
Portfolio Turnover	118%
Visit www.kaynefunds.com/karix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Industry	(% of net assets)
Green Utilities	44.0%
Renewable Power Companies	23.0%
Other	21.2%
Wind & Solar Yield Companies	2.7%
Renewable Energy Developers	1.8%
Cash & Other Receivables	7.3%

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	7.9%
National Grid PLC	5.5%
Iberdrola SA	5.2%
RWE AG	4.8%
First American Treasury Obligations Fund	4.7%
E.ON SE	4.3%
Xcel Energy, Inc.	4.0%
Enel SpA	4.0%
Siemens Energy AG	3.8%
SSE PLC	3.5%

Top Ten Countries	(% of net assets)
United States	38.3%
Germany	12.9%
United Kingdom	12.0%
Canada	10.3%
Italy	6.4%
Spain	5.2%
Finland	3.3%
Denmark	2.5%
India	1.8%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.kaynefunds.com/karix
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kayne Anderson Capital Advisors LP documents not be householded, please contact Kayne Anderson Capital Advisors LP at 1-844-95-KAYNE (1-844-955-2963), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kayne Anderson Capital Advisors LP or your financial intermediary.
Kayne Anderson Renewable Infrastructure Fund	PAGE 1	TSR_SAR_81752T650

Kayne Anderson Renewable Infrastructure Fund
Retail Class | KARRX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$61	1.25%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$33,230,084
Number of Holdings	35
Portfolio Turnover	118%
Visit www.kaynefunds.com/karix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Industry	(% of net assets)
Green Utilities	44.0%
Renewable Power Companies	23.0%
Other	21.2%
Wind & Solar Yield Companies	2.7%
Renewable Energy Developers	1.8%
Cash & Other Receivables	7.3%

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	7.9%
National Grid PLC	5.5%
Iberdrola SA	5.2%
RWE AG	4.8%
First American Treasury Obligations Fund	4.7%
E.ON SE	4.3%
Xcel Energy, Inc.	4.0%
Enel SpA	4.0%
Siemens Energy AG	3.8%
SSE PLC	3.5%

Top Ten Countries	(% of net assets)
United States	38.3%
Germany	12.9%
United Kingdom	12.0%
Canada	10.3%
Italy	6.4%
Spain	5.2%
Finland	3.3%
Denmark	2.5%
India	1.8%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.kaynefunds.com/karix
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kayne Anderson Capital Advisors LP documents not be householded, please contact Kayne Anderson Capital Advisors LP at 1-844-95-KAYNE (1-844-955-2963), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kayne Anderson Capital Advisors LP or your financial intermediary.
Kayne Anderson Renewable Infrastructure Fund	PAGE 1	TSR_SAR_81752T676

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.”
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

**KAYNE ANDERSON**

**RENEWABLE INFRASTRUCTURE FUND**

# CORE FINANCIAL STATEMENTS

**June 30, 2024**

KAYNE ANDERSON

Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.6%
Green Utilities - 42.9%(a)
Algonquin Power & Utilities Corporation	176,594	$1,034,841
E.ON SE	109,319	1,436,746
Enel SpA	189,088	1,312,043
Iberdrola SA	134,216	1,741,443
National Grid PLC	164,161	1,833,037
NextEra Energy, Inc.	31,921	2,260,326
PG&E Corporation	60,555	1,057,290
Public Service Enterprise Group, Inc.	14,791	1,090,097
SSE PLC	51,265	1,157,743
Xcel Energy, Inc.	25,106	1,340,911
		14,264,477
Renewable Power Companies - 23.0%
AES Corporation	52,383	920,369
Brookfield Renewable Partners LP	28,740	711,890
Drax Group PLC	164,316	1,023,331
ERG SpA	31,902	799,707
Fortum Oyj	74,049	1,084,043
Orsted A/S(b)(c)	15,843	841,603
Polaris Renewable Energy, Inc.	72,563	679,988
RWE AG	45,940	1,575,988
		7,636,919
Wind & Solar Yield Companies -2.7%
Clearway Energy, Inc. - Class C	35,726	882,075
Renewable Energy Developers - 1.8%
ReNew Energy Global PLC - Class A(b)	96,707	603,452
Other - 21.2%
Cameco Corporation	20,808	1,023,754
Constellation Energy Corporation	3,971	795,272
First Solar, Inc.(b)	2,615	589,578
Fluence Energy, Inc.(b)	32,669	566,480
GE Vernova, Inc.(b)	3,820	655,168
Quanta Services, Inc.	2,649	673,084
Siemens Energy AG(b)	48,155	1,255,623
Talen Energy Corporation(b)	5,191	576,305
WESCO International, Inc.	5,821	922,745
		7,058,009
TOTAL COMMON STOCKS (Cost $28,699,897)		30,444,932
CONVERTIBLE PREFERRED STOCKS - 1.1%
Green Utilities - 1.1%
NextEra Energy, Inc. 6.93%, 09/01/2025	8,762	363,535
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $375,061)		363,535

	Shares	Value
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Treasury Obligations Fund - Class X, 5.21%(d)	1,574,641	1,574,641
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,574,641)		1,574,641
TOTAL INVESTMENTS - 97.5% (Cost $30,649,599)		32,383,108
Other Assets in Excess of Liabilities - 2.5%		846,976
TOTAL NET ASSETS - 100.0%		$33,230,084

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
As of June 30, 2024, the Fund had a significant portion of its assets concentrated in this sector or geographic location and therefore is subject to additional risks. See Note 10 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $841,603 or 2.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments
at June 30, 2024 (Unaudited)
The Fund’s geographic allocation was as follows:

Geographic Location	% of Net Assets
Europe | UK(a)	42.3%
United States	38.2%
Canada	10.4%
Australia, Japan & Other	9.0%

The accompanying notes are an integral part of these financial statements.

2

Kayne Anderson Renewable Infrastructure Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)**
09/27/2024	USD	691,785	CAD	950,166	Bannockburn Global Forex, LLC	$(4,292)
09/30/2024	USD	881,823	DKK	6,166,146	Bannockburn Global Forex, LLC	(8,607)
09/30/2024	USD	9,750,258	EUR	9,138,012	Bannockburn Global Forex, LLC	(81,347)
09/30/2024	USD	4,207,684	GBP	3,338,107	Bannockburn Global Forex, LLC	(14,979)
Total Unrealized Appreciation (Depreciation)						$(109,225)

CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.
The accompanying notes are an integral part of these financial statements.

3

Kayne Anderson Renewable Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value (Cost $30,649,599)	$32,383,108
Cash	8,816
Receivable for investments sold	690,283
Receivable for Fund shares sold	161,472
Receivable from Adviser	1,068
Dividends and interest receivable	105,487
Reclaim receivable	99,784
Prepaid expenses and other receivables	47,896
Total assets	33,497,914
LIABILITIES:
Payable for investments purchased	81,683
Payable for forward currency contracts, net	109,225
Payable for Fund shares redeemed	9,590
Payable to audit fees	11,782
Payable for fund administration and fund accounting fees	21,373
Payable for transfer agent fees and expenses	8,692
Payable for custodian fees	5,816
Payable for compliance fees	2,674
Distribution fees payable	9,545
Accrued expenses and other liabilities	7,450
Total liabilities	267,830
NET ASSETS	$33,230,084
Net Assets Consist of:
Paid-in capital	54,363,822
Total accumulated losses	(21,133,738)
Total net assets	$33,230,084

	Class I Shares	Retail Class Shares
Net assets	$31,222,330	$2,007,754
Shares issued and outstanding(1)	3,574,593	230,781
Net asset value, offering, and redemption price per share	$8.73	$8.70

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Kayne Anderson Renewable Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $57,584)	$371,566
Interest income	50,665
Total investment income	422,231
EXPENSES:
Investment advisory fees (See Note 3)	151,386
Fund administration and fund accounting fees (See Note 3)	65,328
Transfer agent fees (See Note 3)	37,455
Custodian fees (See Note 3)	16,620
Federal and state registration fees	14,943
Audit fees	11,282
Legal fees	10,275
Compliance fees (See Note 3)	8,772
Trustees’ fees (See Note 3)	6,882
Reports to shareholders	6,783
Distribution fees - Retail Class (See Note 5)	2,906
Interest expense (See Note 8)	180
Other	4,807
Total expenses before waiver/reimbursement	337,619
Less: Expense waiver/reimbursement by Adviser (See Note 3)	(156,431)
Net expenses	181,188
NET INVESTMENT INCOME	241,043
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,663,054)
Forward currency contracts	386,346
Foreign currency transactions	(6,782)
Net realized loss	(1,283,490)
Net change in unrealized appreciation (depreciation) on:
Investments	114,533
Forward currency contracts	(24,310)
Foreign currency translation	(3,217)
Net change in unrealized appreciation (depreciation)	87,006
Net realized and unrealized loss on investments	(1,196,484)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(955,441)

The accompanying notes are an integral part of these financial statements.

5

Kayne Anderson Renewable Infrastructure Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$241,043	$1,041,572
Net realized loss on investments, forward currency contracts and foreign currency transactions	(1,283,490)	(18,578,192)
Change in unrealized appreciation/ (depreciation) on investments, forward currency contracts and foreign currency translation	87,006	2,652,312
Net decrease in net assets resulting from operations	(955,441)	(14,884,308)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class I	(40,993)	(1,402,225)
Retail Class	(2,527)	(38,357)
From return of capital
Class I	—	(1,245,642)
Retail Class	—	(34,074)
Total distributions to shareholders	(43,520)	(2,720,298)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions(1)	(101,514)	(47,507,378)
NET DECREASE IN NET ASSETS	(1,100,475)	(65,111,984)
NET ASSETS:
Beginning of period	34,330,559	99,442,543
End of period	$33,230,084	$34,330,559

(1)	A summary of capital share transactions is as follows:
SHARE TRANSACTIONS:

	Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Issued	1,618,536	$13,529,683	1,775,599	$17,605,147
Issued to holders in reinvestment of dividends	4,076	33,508	197,313	1,827,161
Redeemed	(1,522,016)	(12,745,907)	(7,592,673)	(67,219,613)
Net increase (decrease) in Class I	100,596	$817,284	(5,619,761)	$(47,787,305)
Retail Class
Issued	18,247	$156,356	205,277	$1,744,947
Issued to holders in reinvestment of dividends	295	2,414	7,488	68,878
Redeemed	(132,402)	(1,077,568)	(158,061)	(1,533,898)
Net increase (decrease) in Retail Class	(113,860)	$(918,798)	54,704	$279,927
Net decrease in shares outstanding	(13,264)	$(101,514)	(5,565,057)	$(47,507,378)

The accompanying notes are an integral part of these financial statements.

6

Kayne Anderson Renewable Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period.

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2020(1)
		2023	2022	2021
Class I
PER SHARE DATA:
Net asset value, beginning of period	$8.99	$10.60	$12.37	$12.81	$10.00
INVESTMENT OPERATIONS:
Net investment income(2)	0.05	0.12	0.12	0.10	—
Net realized and unrealized gain (loss) on investments(3)	(0.30)	(1.42)	(1.39)	(0.22)	2.85
Total from investment operations	(0.25)	(1.30)	(1.27)	(0.12)	2.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.16)	(0.44)	(0.16)	—(4)
Net realized gains	—	—	(0.06)	(0.16)	(0.03)
Return of capital	—	(0.15)	—	—	(0.01)
Total distributions	(0.01)	(0.31)	(0.50)	(0.32)	(0.04)
Net asset value, end of period	$8.73	$8.99	$10.60	$12.37	$12.81
Total return(5)	(2.77)%	(12.31)%	(10.32)%	(0.93)%	28.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,222	$31,329	$96,372	$106,252	$43,694
Ratio of gross expenses to average net assets:
Before expense waiver/ reimbursement(7)	1.88%	1.33%(6)	1.27%	1.46%	2.01%
After expense waiver/ reimbursement(7)	1.00%	1.01%(6)	1.05%	1.14% (8)	1.30%
Ratio of net investment income (loss) to average net assets(7)	1.37%	1.31%	0.97%	0.78%	(0.08)%
Portfolio turnover rate(5)(9)	118%	61%	61%	58%	11%

(1)	Inception date of the Class I shares was July 23, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Ratio includes the impact of excise tax and interest expense of 0.01%. Ratio of expenses excluding excise tax and interest expense before and after expense waiver are 1.32% and 1.00%, respectively.
(7)	Annualized for periods less than one year.
(8)	Prior to August 1, 2021, the annual expense limitation was 1.30% for Class I.
(9)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-terminvestments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

7

Kayne Anderson Renewable Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period.

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2020(1)
		2023	2022	2021
Retail Class
PER SHARE DATA:
Net asset value, beginning of period	$8.97	$10.59	$12.37	$12.82	$11.72
INVESTMENT OPERATIONS:
Net investment income(2)	0.05	0.10	0.09	0.06	—
Net realized and unrealized gain (loss) on investments(3)	(0.31)	(1.42)	(1.39)	(0.21)	1.12
Total from investment operations	(0.26)	(1.32)	(1.30)	(0.15)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.16)	(0.42)	(0.14)	—
Net realized gains	—	—	(0.06)	(0.16)	(0.01)
Return of capital	—	(0.14)	—	—	(0.01)
Total distributions	(0.01)	(0.30)	(0.48)	(0.30)	(0.02)
Net asset value, end of period	$8.70	$8.97	$10.59	$12.37	$12.82
Total return(4)	(2.90)%	(12.49)%	(10.57)%	(1.23)%	9.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,008	$3,091	$3,070	$1,876	$91
Ratio of gross expenses to average net assets:
Before expense waiver/ reimbursement(6)	2.13%	1.58%(5)	1.52%	1.64%	2.02%
After expense waiver/ reimbursement(6)	1.25%	1.26%(5)	1.30%	1.34% (7)	1.55%
Ratio of net investment income (loss) to average net assets(6)	1.12%	1.06%	0.72%	0.47%	(0.41)%
Portfolio turnover rate(4)(8)	118%	61%	61%	58%	11%

(1)	Commencement date of the Retail Class was November 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and maynot reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Ratio includes the impact of excise tax and interest expense of 0.01%. Ratio of expenses excluding excise tax and interest expense before and after expense waiver are 1.57%and 1.25%, respectively.
(6)	Annualized for periods less than one year.
(7)	Prior to August 1, 2021, the annual expense limitation was 1.55% for the Retail Class
(8)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

8

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kayne Anderson Renewable Infrastructure (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Kayne Anderson Capital Advisors, L.P. (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide total return through a combination of current income and capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Class I and Retail Class shares. The Fund commenced operations on July 23, 2020, with Class I and the Retail Class commenced operations on November 30, 2020. Neither class of shares have any front end sales loads or deferred sales charges. Retail Class shares are subject to a distribution fee and shareholder servicing fee of up to 0.25% of average daily net assets. Class I shares are not subject to a distribution fee.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy. In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

9

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Green Utilities	$6,783,465	$7,481,012	$ —	$14,264,477
Renewable Power Companies	2,312,247	5,324,672	—	7,636,919
Wind & Solar Yield Companies	882,075	—	—	882,075
Renewable Energy Developers	603,452	—	—	603,452
Other	5,802,386	1,255,623	—	7,058,009
Total Common Stocks	16,383,625	14,061,307	—	30,444,932
Convertible Preferred Stocks	363,535	—	—	363,535
Money Market Funds	1,574,641	—	—	1,574,641
Total Investments	$18,321,801	$14,061,307	$—	$32,383,108
Liabilities:
Other Financial Instruments*:
Forwards	$—	$(109,225)	$—	$(109,225)
Total Other Financial Instruments	$—	$(109,225)	$—	$(109,225)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
During the period ended June 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
B.
Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund utilizes forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund holds forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 I. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the net amount receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures.
C.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the

11

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
D.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

E.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Certain dividends received from the Fund’s investments are comprised of ordinary income and return of capital. At the time such dividends are received, the Fund allocates dividends between investment income and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments. During the period ended June 30, 2024, the Fund received $278,730 dividends allocated to return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Retail Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

12

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
H.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K.
Derivatives – The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

L.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2024, the Fund’s average derivative volume is described below:

	Monthly Average Quantity	Monthly Average Notional Value
Long Forward Contracts	23,016,281	21,094,749
Short Forward Contracts	33,015,871	20,929,791

Statement of Assets and Liabilities
The effect of derivative instruments on the Statement of Assets and Liabilities for the period ended June 30, 2024:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Forward Currency Contracts Foreign Exchange	Payable for forward currency contracts	$ —	$ 109,225
Total		$—	$ 109,225

13

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Statement of Operations
The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024:

Net Realized Gain (Loss) on Derivatives
Derivatives	Forward Currency Contracts
Forward Currency Contracts	$386,346
Total	$386,346

Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Forward Currency Contracts
Forward Currency Contracts	$(24,310)
Total	$(24,310)

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Retail Class (see Note 5), shareholder servicing fees, redemption fees, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), any acquired fund fees and expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
July 2024 to December 2024	$127,710
January 2025 to December 2025	244,559
January 2026 to December 2026	258,354
January 2027 to December 2027	156,431

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees

14

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of December 31, 2023, the Fund’s most recently completed fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Tax cost of investments*	$34,381,047
Gross unrealized appreciation	$4,991,411
Gross unrealized depreciation	(4,601,648)
Net unrealized appreciation	389,763
Undistributed ordinary income	—
Other accumulated losses	(20,524,540)
Total accumulated losses	$(20,134,777)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, partnership adjustments, and securities transferred in-kind.
As of December 31, 2023, the Fund had a short-term capital loss carryover of $9,682,729 and a long-term capital loss carryover of $10,841,811 which will be permitted to be carried over for an unlimited period of time. A regulated investment company (“RIC”) may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31. For the taxable year ended December 31, 2023, the Fund does not plan to defer any qualified late year losses.
Distributions to Shareholders – The Fund distributes net investment income quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
The tax character of distributions paid for the period ended June 30, 2024, and the year ended December 31,2023 is as follows:

	Ordinary Income*	Long-Term Capital Gain	Return of Capital	Total
2024	$43,520	—	—	$43,520
2023	$1,440,582	—	$1,279,716	$2,720,298

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

15

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”) for the Retail Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Retail Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to the Retail Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Retail Class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. For the period ended June 30, 2024, the Retail Class incurred expenses of $2,906 pursuant to the Plan.
Distribution and fees are not subject to the Operating Expenses Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 1.00% for the Retail Class, respectively.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	39,823,840	40,879,380

7. OFFSETTING ASSETS AND LIABILITIES
During the course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of June 30, 2024, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Assets:
Description
Forward Currency Contracts	$—	$ —	$—	$ —	$ —	$—
	$—	$—	$—	$—	$—	$—
Liabilities:
Description
Forward Currency Contracts	$ 109,225	$—	$ 109,225	$—	$—	$109,225
	$ 109,225	$—	$ 109,225	$—	$—	$109,225

*	In some instances, the actual collateral pledged/received may be more than amount shown.

16

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
8. LINE OF CREDIT
On October 24, 2023, the Fund renewed its secured line of credit (“LOC”) in the amount of $12,500,000, 20% of the Fund’s gross market value or 33.33% of the fair market value of the Fund’s investments, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of the Fund. The LOC matures, unless renewed on October 22, 2024. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of June 30, 2024. The weighted interest paid on outstanding borrowings was 8.50%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the period ended June 30, 2024, the Fund’s LOC activity was as follows:

Average Borrowings	Amount Outstanding as of June 30, 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
$4,198	—	$180	$558,000	February 1, 2024

9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, Charles Schwab and National Financial Services, for the benefit of their customers, combined owned more than 95.03% of the outstanding shares of the fund.
10. CONCENTRATION & FOREIGN INVESTMENT RISK
The Fund invests in Renewable Infrastructure Companies, the value of Fund shares may be affected by events that adversely affect companies in that industry. These can include contract counterparty defaults, adverse political and regulatory changes, poor weather conditions for renewable power generation, falling power prices, losses on financial hedges, technological obsolescence, competition and general economic conditions.
Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.
11. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

17

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
ADDITIONAL INFORMATION
June 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or on the SEC’s website at www.sec.gov.

18

Investment Adviser
Kayne Anderson Capital Advisors, L.P.
717 Texas Avenue, Suite 2200
Houston, TX 77002
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	9/5/2024

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Treasurer

Date	9/5/2024

* Print the name and title of each signing officer under his or her signature